Condensed Consolidated Balance Sheets [Parenthetical] - $ / shares	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	6,537,500	6,437,500	6,437,500
Common Stock, Shares, Outstanding	6,537,500	6,437,500	6,437,500